Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cost of sales [text block] [Abstract]
Schedule of cost of sales
(in thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Materials and merchandise	$2,855	$5,488	$8,648
Royalties	257	322	261
Other expenses	1,155	816	1,115
Change in inventory	144	497	(633)
Total	$4,410	$7,123	$9,391